AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 95.2%
Communication Services - 14.4%
Alphabet, Inc., Class A (United States)*	17,400	$2,023,968
Charter Communications, Inc., Class A (United States)*	4,235	1,829,944
Meta Platforms, Inc., Class A (United States)*	7,370	1,172,567

Total Communication Services		5,026,479
Consumer Discretionary - 4.7%
Amazon.com, Inc. (United States)*	12,017	1,621,694
Consumer Staples - 4.8%
Unilever PLC (United Kingdom)	34,287	1,670,501
Financials - 3.8%
Intercontinental Exchange, Inc. (United States)	7,052	719,234
Moody's Corp. (United States)	1,949	604,677

Total Financials		1,323,911
Health Care - 31.9%
Baxter International, Inc. (United States)	14,764	866,056
Becton Dickinson and Co. (United States)	4,649	1,135,797
Bio-Rad Laboratories, Inc., Class A (United States)*	1,800	1,013,868
Catalent, Inc. (United States)*	13,112	1,482,967
The Cooper Cos, Inc. (United States)	3,158	1,032,666
CVS Health Corp. (United States)	13,918	1,331,674
Embecta Corp. (United States)*	1,080	31,785
Illumina, Inc. (United States)*	2,997	649,390
Sonic Healthcare, Ltd. (Australia)	48,216	1,161,115
Thermo Fisher Scientific, Inc. (United States)	1,912	1,144,160
	Shares	Value

UnitedHealth Group, Inc. (United States)	2,321	$1,258,771

Total Health Care		11,108,249
Industrials - 22.4%
Aena SME SA (Spain)*,1	8,100	1,024,567
BAE Systems PLC (United Kingdom)	191,264	1,797,642
Canadian Pacific Railway, Ltd. (Canada)	23,432	1,848,082
Safran SA (France)	13,996	1,538,378
Vinci, S.A. (France)	16,816	1,611,961

Total Industrials		7,820,630
Information Technology - 13.2%
Fiserv, Inc. (United States)*	15,622	1,650,933
Mastercard, Inc., Class A (United States)	4,121	1,457,969
Microsoft Corp. (United States)	5,294	1,486,237

Total Information Technology		4,595,139

Total Common Stocks (Cost $33,195,958)		33,166,603
Short-Term Investments - 4.9%
Other Investment Companies - 4.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%[2]	1,134,799	1,134,799
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.80%[2]	584,630	584,630

Total Short-Term Investments (Cost $1,719,429)		1,719,429
Total Investments - 100.1% (Cost $34,915,387)		34,886,032
Other Assets, less Liabilities - (0.1)%		(35,393)
Net Assets - 100.0%		$34,850,639

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of this security amounted to $1,024,567 or 2.9% of net assets.
[2]	Yield shown represents the July 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Health Care	$9,947,134	$1,161,115	—	$11,108,249
Industrials	1,848,082	5,972,548	—	7,820,630
Communication Services	5,026,479	—	—	5,026,479
Information Technology	4,595,139	—	—	4,595,139
Consumer Staples	—	1,670,501	—	1,670,501
Consumer Discretionary	1,621,694	—	—	1,621,694
Financials	1,323,911	—	—	1,323,911
Short-Term Investments
Other Investment Companies	1,719,429	—	—	1,719,429
Total Investments in Securities	$26,081,868	$8,804,164	—	$34,886,032

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2022, was as follows:
Country	% of Long-Term Investments
Australia	3.5
Canada	5.6
France	9.5
Spain	3.1
United Kingdom	10.4
United States	67.9
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.